UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® InterMarket Income Trust I

QUARTERLY REPORT

August 31, 2011

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 104.5%
Aerospace – 0.7%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$96,712
Bombardier, Inc., 7.5%, 2018 (n)	160,000	174,000
Bombardier, Inc., 7.75%, 2020 (n)	55,000	60,088
CPI International, Inc., 8%, 2018	105,000	94,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	115,000	51,175
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	190,000	178,600

		$655,075

Airlines – 0.4%
Continental Airlines, Inc., FRN, 0.602%, 2013	$474,329	$448,241

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$50,000	$53,500
Hanesbrands, Inc., 6.375%, 2020	55,000	54,313
Hanesbrands, Inc., FRN, 3.769%, 2014	75,000	72,750
Phillips-Van Heusen Corp., 7.375%, 2020	105,000	109,988

		$290,551

Asset-Backed & Securitized – 1.4%
Anthracite Ltd., “A”, CDO, FRN, 0.575%, 2019 (z)	$157,066	$133,899
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	297,745	286,401
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018 (z)	253,043	215,086
Equity One ABS, Inc., FRN, 4.205%, 2034	343,988	339,161
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	184,537	137,919
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	280,693

		$1,393,159

Automotive – 2.1%
Accuride Corp., 9.5%, 2018	$150,000	$151,125
Allison Transmission, Inc., 7.125%, 2019 (n)	145,000	134,488
Ford Motor Credit Co. LLC, 12%, 2015	495,000	597,493
General Motors Financial Co., Inc., 6.75%, 2018 (n)	135,000	134,325
Harley-Davidson Financial Services, 3.875%, 2016 (n)	450,000	472,907
Jaguar Land Rover PLC, 8.125%, 2021 (n)	150,000	140,625
RCI Banque S.A., 4.6%, 2016 (n)	400,000	414,293

		$2,045,256

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$95,000	$102,125

Broadcasting – 2.9%
Allbritton Communications Co., 8%, 2018	$90,000	$87,525
AMC Networks, Inc., 7.75%, 2021 (n)	64,000	66,240
CBS Corp., 5.75%, 2020	110,000	122,879
Citadel Broadcasting Corp., 7.75%, 2018 (n)	15,000	16,163
Clear Channel Communications, Inc., 9%, 2021	103,000	82,915
EH Holding Corp., 7.625%, 2021 (n)	60,000	59,700
Gray Television, Inc., 10.5%, 2015	25,000	24,125
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	135,200
Intelsat Bermuda Ltd., 11.25%, 2017	120,000	116,400
Intelsat Jackson Holdings Ltd., 9.5%, 2016	340,000	352,750
Lamar Media Corp., 6.625%, 2015	70,000	69,650
LBI Media, Inc., 8.5%, 2017 (z)	60,000	42,750
Liberty Media Corp., 8.5%, 2029	90,000	88,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	146,767	135,393
NBCUniversal Media LLC, 5.95%, 2041	367,000	385,835

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Newport Television LLC, 13%, 2017 (n)(p)	$44,302	$41,409
Nexstar Broadcasting Group, Inc., 8.875%, 2017	45,000	46,125
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	53,250
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	15,038
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	33,675
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	65,100
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	175,000	178,938
Univision Communications, Inc., 6.875%, 2019 (n)	125,000	115,625
Univision Communications, Inc., 7.875%, 2020 (n)	45,000	43,200
Univision Communications, Inc., 8.5%, 2021 (z)	25,000	21,375
WPP Finance, 8%, 2014	400,000	464,776

		$2,864,236

Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$75,000	$73,875
E*TRADE Financial Corp., 12.5%, 2017	45,000	51,750
TD AMERITRADE Holding Corp., 5.6%, 2019	570,000	630,471

		$756,096

Building – 0.7%
Associated Materials LLC, 9.125%, 2017	$25,000	$22,000
Building Materials Holding Corp., 6.875%, 2018 (n)	45,000	44,100
Building Materials Holding Corp., 7%, 2020 (n)	100,000	100,000
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	38,300
CRH PLC, 8.125%, 2018	210,000	247,420
Nortek, Inc., 10%, 2018 (n)	25,000	23,875
Nortek, Inc., 8.5%, 2021 (n)	150,000	128,250
Owens Corning, 9%, 2019	120,000	141,110

		$745,055

Business Services – 0.4%
Ceridian Corp., 12.25%, 2015 (p)	$50,000	$46,250
iGate Corp., 9%, 2016 (z)	70,000	66,150
Interactive Data Corp., 10.25%, 2018	95,000	100,700
Iron Mountain, Inc., 8.375%, 2021	70,000	72,450
SunGard Data Systems, Inc., 10.25%, 2015	60,000	61,200
SunGard Data Systems, Inc., 7.375%, 2018	40,000	38,100

		$384,850

Cable TV – 2.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$25,000	$25,250
Cablevision Systems Corp., 8.625%, 2017	70,000	74,200
CCH II LLC, 13.5%, 2016	105,000	121,275
CCO Holdings LLC, 7.875%, 2018	160,000	166,400
CCO Holdings LLC, 8.125%, 2020	105,000	111,038
Cequel Communications Holdings, 8.625%, 2017 (n)	50,000	52,000
CSC Holdings LLC, 8.5%, 2014	145,000	156,963
DIRECTV Holdings LLC, 5.875%, 2019	160,000	184,443
Insight Communications Co., Inc., 9.375%, 2018 (n)	80,000	91,400
Mediacom LLC, 9.125%, 2019	85,000	85,850
Myriad International Holdings B.V., 6.375%, 2017 (n)	193,000	207,475
Time Warner Cable, Inc., 5.4%, 2012	330,000	341,838
Time Warner Cable, Inc., 8.25%, 2019	110,000	139,281
UPCB Finance III Ltd., 6.625%, 2020 (n)	150,000	147,750
Videotron LTEE, 6.875%, 2014	40,000	40,300
Virgin Media Finance PLC, 9.5%, 2016	100,000	110,250

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	50,000	$70,389

			$2,126,102

Chemicals – 2.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$165,000	$174,900
Dow Chemical Co., 8.55%, 2019		540,000	701,667
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		150,000	140,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		25,000	21,813
Huntsman International LLC, 8.625%, 2021		150,000	156,563
Lyondell Chemical Co., 11%, 2018		279,786	312,311
Momentive Performance Materials, Inc., 12.5%, 2014		119,000	125,843
Momentive Performance Materials, Inc., 11.5%, 2016		83,000	82,170
Polypore International, Inc., 7.5%, 2017		95,000	94,050
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	147,656

			$1,957,223

Computer Software – 0.5%
Lawson Software, Inc., 11.5%, 2018 (z)		$105,000	$96,075
Oracle Corp., 5.375%, 2040 (n)		244,000	268,092
Syniverse Holdings, Inc., 9.125%, 2019 (n)		90,000	90,000

			$454,167

Computer Software - Systems – 0.2%
CDW LLC, 8.5%, 2019 (z)		$90,000	$83,475
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		95,000	100,225
Eagle Parent, Inc., 8.625%, 2019 (n)		55,000	50,600

			$234,300

Conglomerates – 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$100,000	$103,500
Dynacast International LLC, 9.25%, 2019 (z)		70,000	66,675
Griffon Corp., 7.125%, 2018		100,000	94,500
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		540,000	588,764
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014		350,000	416,219
Pinafore LLC, 9%, 2018 (n)		153,000	162,180

			$1,431,838

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$113,000	$114,271

Consumer Products – 1.1%
Easton-Bell Sports, Inc., 9.75%, 2016		$80,000	$85,200
Elizabeth Arden, Inc., 7.375%, 2021		60,000	59,550
Jarden Corp., 7.5%, 2020		100,000	103,000
Libbey Glass, Inc., 10%, 2015		72,000	77,040
Newell Rubbermaid, Inc., 5.5%, 2013		360,000	382,045
Visant Corp., 10%, 2017		90,000	87,750
Whirlpool Corp., 8%, 2012		279,000	291,338

			$1,085,923

Consumer Services – 0.8%
Realogy Corp., 11.5%, 2017		$105,000	$83,475
Service Corp. International, 6.75%, 2015		10,000	10,500
Service Corp. International, 7%, 2017		335,000	350,075
Western Union Co., FRN, 0.832%, 2013		340,000	340,661

			$784,711

Containers – 0.3%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		$70,000	$71,050

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Owens-Illinois, Inc., 7.375%, 2016	$60,000	$62,700
Packaging Dynamics Corp., 8.75%, 2016 (z)	35,000	35,088
Reynolds Group, 7.125%, 2019 (n)	100,000	94,750

		$263,588

Defense Electronics – 0.3%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$175,779
ManTech International Corp., 7.25%, 2018	90,000	90,225

		$266,004

Electrical Equipment – 0.1%
Avaya, Inc., 9.75%, 2015	$40,000	$34,000
CommScope, Inc., 8.25%, 2019 (z)	45,000	44,550

		$78,550

Electronics – 0.8%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$65,000	$68,413
Freescale Semiconductor, Inc., 8.05%, 2020	115,000	109,825
Sensata Technologies B.V., 6.5%, 2019 (n)	130,000	125,125
Tyco Electronics Ltd., 6%, 2012	500,000	528,205

		$831,568

Emerging Market Quasi-Sovereign – 1.7%
Banco do Brasil S.A., 5.875%, 2022 (n)	$272,000	$272,680
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	101,000	101,000
Development Bank of Kazakhstan, 5.5%, 2015 (n)	282,000	290,460
Petrobras International Finance Co., 6.75%, 2041	167,000	188,710
Petroleos Mexicanos, 5.5%, 2021 (n)	13,000	14,151
Petroleos Mexicanos, 5.5%, 2021	241,000	262,329
Petroleos Mexicanos, 6.5%, 2041 (n)	14,000	15,081
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	222,733	243,892
VEB Finance Ltd., 6.902%, 2020 (n)	245,000	264,894

		$1,653,197

Emerging Market Sovereign – 0.3%
Republic of Philippines, 6.375%, 2034	$126,000	$148,995
Republic of South Africa, 6.25%, 2041	107,000	125,725

		$274,720

Energy - Independent – 3.4%
Anadarko Petroleum Corp., 5.95%, 2016	$300,000	$337,227
ATP Oil & Gas Corp., 11.875%, 2015	65,000	56,713
Bill Barrett Corp., 9.875%, 2016	90,000	98,775
Carrizo Oil & Gas, Inc., 8.625%, 2018	80,000	81,600
Chaparral Energy, Inc., 8.875%, 2017	120,000	120,000
Concho Resources, Inc., 8.625%, 2017	60,000	64,200
Concho Resources, Inc., 6.5%, 2022	115,000	115,575
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	55,000	44,550
Continental Resources, Inc., 8.25%, 2019	90,000	96,750
Denbury Resources, Inc., 8.25%, 2020	95,000	100,106
Energy XXI Gulf Coast, Inc., 9.25%, 2017	125,000	128,125
EXCO Resources, Inc., 7.5%, 2018	100,000	94,000
Harvest Operations Corp., 6.875%, 2017 (n)	155,000	156,550
LINN Energy LLC, 6.5%, 2019 (n)	35,000	33,425
LINN Energy LLC, 8.625%, 2020	35,000	37,450
LINN Energy LLC, 7.75%, 2021 (n)	72,000	73,440
Newfield Exploration Co., 6.625%, 2014	100,000	100,750

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Newfield Exploration Co., 6.625%, 2016	$95,000	$97,375
Newfield Exploration Co., 6.875%, 2020	65,000	67,275
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	293,000	293,733
OPTI Canada, Inc., 9.75%, 2013 (n)	40,000	40,500
OPTI Canada, Inc., 8.25%, 2014 (d)	190,000	120,175
Pioneer Natural Resources Co., 6.875%, 2018	100,000	108,317
Pioneer Natural Resources Co., 7.5%, 2020	225,000	252,086
QEP Resources, Inc., 6.875%, 2021	180,000	189,000
Quicksilver Resources, Inc., 9.125%, 2019	90,000	92,250
Range Resources Corp., 8%, 2019	65,000	70,688
SandRidge Energy, Inc., 8%, 2018 (n)	160,000	158,400
Talisman Energy, Inc., 7.75%, 2019	50,000	62,859
Whiting Petroleum Corp., 6.5%, 2018	55,000	55,000

		$3,346,894

Energy - Integrated – 1.5%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$114,688
BP Capital Markets PLC, 4.742%, 2021	240,000	262,926
CCL Finance Ltd., 9.5%, 2014 (n)	107,000	121,178
Cenovus Energy, Inc., 4.5%, 2014	140,000	152,089
Hess Corp., 8.125%, 2019	120,000	156,539
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	124,000	138,508
Petro-Canada, 6.05%, 2018	500,000	579,650

		$1,525,578

Engineering - Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$75,000	$69,750

Entertainment – 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$175,000	$176,313
AMC Entertainment, Inc., 9.75%, 2020	50,000	48,250
Cinemark USA, Inc., 8.625%, 2019	135,000	141,750

		$366,313

Financial Institutions – 2.4%
CIT Group, Inc., 5.25%, 2014 (n)	$135,000	$130,613
CIT Group, Inc., 7%, 2016	160,000	159,200
CIT Group, Inc., 7%, 2017	440,000	434,500
CIT Group, Inc., 6.625%, 2018 (n)	107,000	107,000
General Electric Capital Corp., 6%, 2019	130,000	146,274
General Electric Capital Corp., 5.5%, 2020	250,000	275,795
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	56,000	55,440
General Electric Capital Corp., FRN, 1.095%, 2014	300,000	296,628
International Lease Finance Corp., 8.75%, 2017	125,000	128,438
International Lease Finance Corp., 7.125%, 2018 (n)	152,000	153,520
International Lease Finance Corp., 8.25%, 2020	25,000	25,438
Nationstar Mortgage LLC, 10.875%, 2015 (n)	155,000	155,000
SLM Corp., 8.45%, 2018	45,000	47,645
SLM Corp., 8%, 2020	215,000	220,919
Springleaf Finance Corp., 6.9%, 2017	105,000	88,725

		$2,425,135

Food & Beverages – 2.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$440,000	$579,099
ARAMARK Corp., 8.5%, 2015	300,000	309,750
B&G Foods, Inc., 7.625%, 2018	155,000	162,750
Conagra Foods, Inc., 5.875%, 2014	500,000	551,298

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
Kraft Foods, Inc., 6.75%, 2014		$150,000	$169,570
Kraft Foods, Inc., 6.125%, 2018		130,000	154,558
Miller Brewing Co., 5.5%, 2013 (n)		380,000	410,280
Pernod Ricard S.A., 5.75%, 2021 (n)		156,000	165,304
Pinnacle Foods Finance LLC, 9.25%, 2015		125,000	127,188
Pinnacle Foods Finance LLC, 10.625%, 2017		35,000	36,225
Pinnacle Foods Finance LLC, 8.25%, 2017		25,000	25,375
TreeHouse Foods, Inc., 7.75%, 2018		80,000	83,700

			$2,775,097

Food & Drug Stores – 0.6%
CVS Caremark Corp., 3.25%, 2015		$180,000	$189,941
CVS Caremark Corp., 5.75%, 2041		350,000	365,170

			$555,111

Forest & Paper Products – 0.6%
Boise, Inc., 8%, 2020		$95,000	$97,138
Cascades, Inc., 7.75%, 2017		65,000	63,050
Georgia-Pacific Corp., 8%, 2024		80,000	94,431
Georgia-Pacific Corp., 7.25%, 2028		30,000	33,006
Graphic Packaging Holding Co., 7.875%, 2018		60,000	63,000
Inversiones CMPC S.A., 4.75%, 2018 (n)		130,000	132,838
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	137,186

			$620,649

Gaming & Lodging – 1.8%
American Casinos, Inc., 7.5%, 2021 (n)		$85,000	$84,788
Boyd Gaming Corp., 7.125%, 2016		35,000	29,225
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	114,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		115,000	59
GWR Operating Partnership LLP, 10.875%, 2017		50,000	52,125
Harrah’s Operating Co., Inc., 11.25%, 2017		110,000	118,525
Harrah’s Operating Co., Inc., 10%, 2018		4,000	3,060
Harrah’s Operating Co., Inc., 10%, 2018		51,000	40,035
Host Hotels & Resorts, Inc., 6.75%, 2016		70,000	71,575
Marriott International, Inc., 5.625%, 2013		230,000	239,792
MGM Mirage, 10.375%, 2014		15,000	16,463
MGM Resorts International, 11.375%, 2018		105,000	113,663
MGM Resorts International, 9%, 2020		85,000	90,738
Penn National Gaming, Inc., 8.75%, 2019		145,000	154,063
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		65,000	64,350
Station Casinos, Inc., 6.875%, 2016 (d)		395,000	40
Station Casinos, Inc., 6.625%, 2018 (d)		290,000	29
Wyndham Worldwide Corp., 6%, 2016		150,000	158,568
Wyndham Worldwide Corp., 5.75%, 2018		250,000	256,436
Wyndham Worldwide Corp., 7.375%, 2020		95,000	105,453
Wynn Las Vegas LLC, 7.75%, 2020		95,000	103,788

			$1,816,775

Industrial – 1.3%
Altra Holdings, Inc., 8.125%, 2016		$65,000	$67,194
Cornell University, 4.35%, 2014		240,000	260,258
Johns Hopkins University, 5.25%, 2019		470,000	540,044
Mueller Water Products, Inc., 7.375%, 2017		28,000	24,640
Mueller Water Products, Inc., 8.75%, 2020		79,000	80,975

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
Princeton University, 4.95%, 2019		$310,000	$362,964

			$1,336,075

Insurance – 3.2%
Aflac, Inc., 6.45%, 2040		$240,000	$234,669
ING Bank N.V., FRN, 1.297%, 2013 (n)		380,000	378,168
ING Groep N.V., 5.775% to 2015, FRN to 2049		620,000	520,800
Metropolitan Life Global Funding, 2.875%, 2012 (n)		300,000	304,559
Metropolitan Life Global Funding, 5.125%, 2014 (n)		180,000	196,365
Principal Financial Group, Inc., 8.875%, 2019		250,000	329,597
Prudential Financial, Inc., 3.625%, 2012		230,000	235,456
Prudential Financial, Inc., 6.2%, 2015		450,000	503,540
Unum Group, 7.125%, 2016		370,000	432,646

			$3,135,800

Insurance - Health – 0.3%
WellPoint, Inc., 6.8%, 2012		$320,000	$336,787

Insurance - Property & Casualty – 2.1%
Aon Corp., 3.5%, 2015		$350,000	$363,271
CNA Financial Corp., 5.875%, 2020		390,000	406,920
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		150,000	184,500
PartnerRe Ltd., 5.5%, 2020		257,000	263,788
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		310,000	303,093
USI Holdings Corp., 9.75%, 2015 (z)		75,000	70,875
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		500,000	477,500

			$2,069,947

International Market Quasi-Sovereign – 3.8%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)		$240,000	$243,571
Bank of Ireland, 2.75%, 2012 (n)		620,000	584,352
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	214,666
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	534,949
ING Bank N.V., 3.9%, 2014 (n)		530,000	570,191
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		700,000	569,557
Royal Bank of Scotland PLC, FRN, 0.98%, 2012 (n)		577,000	579,421
Vestjysk Bank A/S, FRN, 0.795%, 2013 (n)		240,000	241,379
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	236,854

			$3,774,940

International Market Sovereign – 12.9%
Federal Republic of Germany, 3.75%, 2015	EUR	528,000	$827,539
Federal Republic of Germany, 4.25%, 2018	EUR	215,000	359,446
Federal Republic of Germany, 6.25%, 2030	EUR	260,000	544,691
Government of Bermuda, 5.603%, 2020 (n)		$115,000	129,088
Government of Canada, 4.5%, 2015	CAD	171,000	194,257
Government of Canada, 4.25%, 2018	CAD	90,000	104,925
Government of Canada, 5.75%, 2033	CAD	31,000	45,267
Government of Japan, 1.3%, 2014	JPY	85,550,000	1,156,117
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,691,321
Government of Japan, 2.2%, 2027	JPY	39,000,000	548,775
Government of Japan, 2.4%, 2037	JPY	41,000,000	580,788
Kingdom of Belgium, 5.5%, 2017	EUR	229,000	364,700
Kingdom of Spain, 4.6%, 2019	EUR	327,000	462,658
Kingdom of the Netherlands, 3.75%, 2014	EUR	581,000	896,535
Kingdom of the Netherlands, 5.5%, 2028	EUR	71,000	133,412
Republic of Austria, 4.65%, 2018	EUR	281,000	458,288

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of France, 6%, 2025	EUR	222,000	$415,627
Republic of France, 4.75%, 2035	EUR	301,000	503,774
Republic of Iceland, 4.875%, 2016 (n)		$266,000	262,543
Republic of Italy, 4.75%, 2013	EUR	582,000	851,260
Republic of Italy, 5.25%, 2017	EUR	776,000	1,161,086
United Kingdom Treasury, 8%, 2015	GBP	275,000	571,129
United Kingdom Treasury, 8%, 2021	GBP	104,000	249,146
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	251,147

			$12,763,519

Local Authorities – 1.1%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$316,451
Province of Ontario, 2.625%, 2012		800,000	806,582

			$1,123,033

Machinery & Tools – 0.4%
Case Corp., 7.25%, 2016		$50,000	$53,250
Case New Holland, Inc., 7.875%, 2017		250,000	270,625
RSC Equipment Rental, Inc., 8.25%, 2021		110,000	102,575

			$426,450

Major Banks – 8.4%
ABN AMRO Bank N.V., 3%, 2014 (n)		$400,000	$404,942
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		610,000	396,500
Bank of America Corp., 7.375%, 2014		280,000	306,442
Bank of America Corp., 8% to 2018, FRN to 2049		59,000	55,785
Barclays Bank PLC, 5.125%, 2020		340,000	342,385
Barclays Bank PLC, FRN, 1.286%, 2014		190,000	186,859
BB&T Corp., 2.05%, 2014		300,000	303,782
Commonwealth Bank of Australia, 5%, 2019 (n)		320,000	342,647
Credit Suisse New York, 5.5%, 2014		490,000	528,325
Credit Suisse New York, FRN, 1.209%, 2014		250,000	248,433
Danske Bank A/S, 3.75%, 2015 (n)		510,000	510,185
Goldman Sachs Group, Inc., 6%, 2014		700,000	752,837
HSBC USA, Inc., 4.875%, 2020		360,000	349,685
Intesa Sanpaolo S.p.A., FRN, 2.708%, 2014 (n)		200,000	189,553
JPMorgan Chase & Co., 4.625%, 2021		360,000	372,915
JPMorgan Chase & Co., FRN, 0.997%, 2014		380,000	376,702
JPMorgan Chase Capital XXII, 6.45%, 2087		261,000	258,634
JPMorgan Chase Capital XXVII, 7%, 2039		69,000	69,050
Macquarie Group Ltd., 6%, 2020 (n)		410,000	404,152
Merrill Lynch & Co., Inc., 6.4%, 2017		40,000	40,988
Morgan Stanley, 6%, 2014		160,000	167,996
Morgan Stanley, 7.3%, 2019		110,000	122,847
Morgan Stanley, 5.625%, 2019		180,000	182,962
Morgan Stanley, FRN, 1.853%, 2014		260,000	254,906
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		150,000	112,500
Royal Bank of Scotland PLC, 6.125%, 2021		200,000	208,726
Standard Chartered PLC, 3.85%, 2015 (n)		290,000	298,102
Wells Fargo & Co., 4.375%, 2013		410,000	428,565
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		141,000	144,878

			$8,362,283

Medical & Health Technology & Services – 2.4%
Biomet, Inc., 10%, 2017		$60,000	$62,850
Biomet, Inc., 10.375%, 2017 (p)		45,000	47,475

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Biomet, Inc., 11.625%, 2017	$65,000	$69,550
Cardinal Health, Inc., 5.8%, 2016	279,000	322,843
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	30,000	27,975
Davita, Inc., 6.375%, 2018	125,000	122,813
Davita, Inc., 6.625%, 2020	40,000	39,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	72,475
HCA, Inc., 8.5%, 2019	280,000	305,200
HealthSouth Corp., 8.125%, 2020	185,000	187,544
Hospira, Inc., 6.05%, 2017	130,000	151,849
McKesson Corp., 3.25%, 2016	340,000	362,624
United Surgical Partners International, Inc., 8.875%, 2017	30,000	30,900
United Surgical Partners International, Inc., 9.25%, 2017 (p)	45,000	46,350
Universal Health Services, Inc., 7%, 2018	70,000	69,300
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	183,613
Vanguard Health Systems, Inc., 8%, 2018	160,000	152,400
VWR Funding, Inc., 10.25%, 2015 (p)	128,437	129,721

		$2,384,682

Metals & Mining – 1.9%
ArcelorMittal, 5.5%, 2021	$610,000	$597,220
Arch Coal, Inc., 7%, 2019 (n)	110,000	108,350
Arch Western Finance LLC, 6.75%, 2013	45,000	44,888
Cloud Peak Energy, Inc., 8.25%, 2017	140,000	144,200
Cloud Peak Energy, Inc., 8.5%, 2019	125,000	127,813
Consol Energy, Inc., 8%, 2017	65,000	69,144
Consol Energy, Inc., 8.25%, 2020	45,000	48,375
Gold Fields Ltd., 4.875%, 2020 (n)	207,000	197,441
Novelis, Inc., 8.375%, 2017	55,000	56,788
Novelis, Inc., 8.75%, 2020	25,000	26,313
Vale Overseas Ltd., 5.625%, 2019	100,000	109,908
Vale Overseas Ltd., 4.625%, 2020	169,000	172,690
Vale Overseas Ltd., 6.875%, 2039	117,000	133,930

		$1,837,060

Mortgage-Backed – 2.4%
Fannie Mae, 6.5%, 2036	$499,024	$565,262
Fannie Mae, 6%, 2037	349,450	387,536
Freddie Mac, 4.224%, 2020	275,759	300,041
Ginnie Mae, 9%, 2016	34,548	38,744
Ginnie Mae, 11%, 2018 - 2019	10,650	11,691
Ginnie Mae, 5.612%, 2058	516,122	550,553
Ginnie Mae, 6.357%, 2058	473,660	511,368

		$2,365,195

Natural Gas - Pipeline – 1.9%
Colorado Interstate Gas Co., 6.8%, 2015	$32,000	$37,507
Crosstex Energy, Inc., 8.875%, 2018	145,000	150,075
El Paso Corp., 7%, 2017	145,000	161,141
El Paso Corp., 7.75%, 2032	105,000	117,479
Energy Transfer Equity LP, 7.5%, 2020	165,000	169,125
Enterprise Products Operating LP, 5.65%, 2013	500,000	530,886
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	61,729
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	38,380
Kinder Morgan Energy Partners LP, 5.85%, 2012	271,000	282,544

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Kinder Morgan Energy Partners LP, 6.375%, 2041	$360,000	$382,554

		$1,931,420

Network & Telecom – 3.4%
AT&T, Inc., 3.875%, 2021	$480,000	$492,966
British Telecommunications PLC, 5.15%, 2013	255,000	268,861
Cincinnati Bell, Inc., 8.25%, 2017	30,000	29,925
Cincinnati Bell, Inc., 8.75%, 2018	145,000	135,938
Citizens Communications Co., 9%, 2031	60,000	57,120
France Telecom, 4.375%, 2014	240,000	256,707
Frontier Communications Corp., 8.125%, 2018	165,000	170,569
Frontier Communications Corp., 8.5%, 2020	35,000	36,663
Qwest Communications International, Inc., 7.125%, 2018 (n)	95,000	99,750
Qwest Communications International, Inc., “B”, 7.5%, 2014	100,000	101,250
Qwest Corp., 7.5%, 2014	95,000	105,213
Telefonica Emisiones S.A.U., 2.582%, 2013	500,000	493,162
Telefonica S.A., 5.877%, 2019	330,000	331,145
Verizon Communications, Inc., 8.75%, 2018	440,000	595,998
Windstream Corp., 8.125%, 2018	15,000	15,563
Windstream Corp., 7.75%, 2020	175,000	178,500
Windstream Corp., 7.75%, 2021	35,000	35,525

		$3,404,855

Oil Services – 0.6%
Expro Finance Luxembourg, 8.5%, 2016 (n)	$105,000	$100,275
McJunkin Red Man Holding Corp., 9.5%, 2016	140,000	140,700
Pioneer Drilling Co., 9.875%, 2018	125,000	130,625
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	255,000	253,215
Unit Corp., 6.625%, 2021	15,000	14,700

		$639,515

Oils – 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$253,000	$258,837

Other Banks & Diversified Financials – 5.3%
American Express Centurion Bank, 5.5%, 2013	$250,000	$265,376
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	500,000	485,646
Bancolombia S.A., 5.95%, 2021 (n)	102,000	105,060
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	151,000	151,000
BBVA Senior Finance S.A. Unipersonal, FRN, 2.415%, 2014	300,000	293,594
Capital One Financial Corp., FRN, 1.399%, 2014	370,000	368,726
Citigroup, Inc., 6.375%, 2014	230,000	250,851
Citigroup, Inc., 6.01%, 2015	200,000	214,765
Citigroup, Inc., 8.5%, 2019	204,000	249,344
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	254,990
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	78,050
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	480,000	480,903
Santander Holdings USA, Inc., 4.625%, 2016	50,000	49,735
Santander UK PLC, 8.963% to 2030, FRN to 2049	200,000	202,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	580,000	625,111
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	500,000	450,000
Union Bank, 3%, 2016	690,000	703,699

		$5,228,850

Pharmaceuticals – 1.5%
Celgene Corp., 2.45%, 2015	$130,000	$132,279
Celgene Corp., 3.95%, 2020	300,000	302,967

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Pfizer, Inc., 6.2%, 2019	$500,000	$615,004
Roche Holdings, Inc., 6%, 2019 (n)	390,000	470,248

		$1,520,498

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 2021	$320,000	$358,313
WCA Waste Corp., 7.5%, 2019 (n)	90,000	90,000

		$448,313

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$9,297
McClatchy Co., 11.5%, 2017	35,000	33,775
Nielsen Finance LLC, 11.5%, 2016	45,000	51,188
Nielsen Finance LLC, 7.75%, 2018	85,000	87,763

		$182,023

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$40,000	$39,900
Kansas City Southern Railway, 8%, 2015	130,000	138,125

		$178,025

Real Estate – 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$45,000	$38,925
Entertainment Properties Trust, REIT, 7.75%, 2020	85,000	95,838
HCP, Inc., REIT, 5.375%, 2021	283,000	288,318
Kennedy Wilson, Inc., 8.75%, 2019 (n)	55,000	52,594
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	94,037
MPT Operating Partnership, 6.875%, 2021 (n)	55,000	52,388
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	283,450

		$905,550

Retailers – 1.9%
Academy Ltd., 9.25%, 2019 (z)	$20,000	$19,100
AutoZone, Inc., 6.5%, 2014	420,000	472,166
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	85,000	79,263
Limited Brands, Inc., 6.9%, 2017	70,000	73,150
Limited Brands, Inc., 7%, 2020	35,000	36,138
Limited Brands, Inc., 6.95%, 2033	40,000	36,200
Macy’s, Inc., 8.125%, 2015	330,000	389,807
Neiman Marcus Group, Inc., 10.375%, 2015	100,000	101,875
QVC, Inc., 7.375%, 2020 (n)	70,000	75,250
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	68,738
Staples, Inc., 9.75%, 2014	260,000	304,754
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	56,100
Toys “R” Us, Inc., 10.75%, 2017	145,000	156,600
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	45,000	40,950

		$1,910,091

Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$70,000	$72,625
Michaels Stores, Inc., 7.75%, 2018	70,000	66,238

		$138,863

Supermarkets – 0.8%
Delhaize Group, 5.875%, 2014	$290,000	$318,238
Safeway, Inc., 6.25%, 2014	400,000	448,323

		$766,561

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$454,501

Telecommunications - Wireless – 3.3%
America Movil S.A.B. de C.V., 2.375%, 2016	$201,000	$199,368
America Movil S.A.B. de C.V., 6.125%, 2040	126,000	140,546
American Tower Corp., 4.625%, 2015	180,000	194,241
Clearwire Corp., 12%, 2015 (n)	190,000	179,550
Cricket Communications, Inc., 7.75%, 2020	130,000	115,700
Crown Castle International Corp., 9%, 2015	65,000	70,038
Crown Castle International Corp., 7.125%, 2019	250,000	256,250
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	409,958
MetroPCS Wireless, Inc., 7.875%, 2018	85,000	86,169
MetroPCS Wireless, Inc., 6.625%, 2020	20,000	18,700
NII Holdings, Inc., 10%, 2016	90,000	101,250
NII Holdings, Inc., 8.875%, 2019	55,000	58,163
NII Holdings, Inc., 7.625%, 2021	40,000	40,800
Rogers Communications, Inc., 6.8%, 2018	600,000	732,650
Sprint Capital Corp., 6.875%, 2028	75,000	67,125
Sprint Nextel Corp., 8.375%, 2017	95,000	99,513
VimpelCom Ltd., 7.504%, 2022 (n)	248,000	236,468
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	230,000	238,625

		$3,245,114

Telephone Services – 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$40,000	$41,750
Level 3 Financing, Inc., 9.375%, 2019 (z)	20,000	19,600

		$61,350

Tobacco – 1.3%
Altria Group, Inc., 9.25%, 2019	$410,000	$541,694
Lorillard Tobacco Co., 8.125%, 2019	141,000	169,450
Lorillard Tobacco Co., 6.875%, 2020	170,000	184,445
Reynolds American, Inc., 6.75%, 2017	300,000	353,427

		$1,249,016

Transportation – 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$44,000	$38,500

Transportation - Services – 1.0%
ACL I Corp., 10.625%, 2016 (p)(z)	$84,550	$70,038
American Petroleum Tankers LLC, 10.25%, 2015	45,000	44,831
Commercial Barge Line Co., 12.5%, 2017	185,000	200,956
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	402,911
Hertz Corp., 7.5%, 2018 (n)	65,000	63,700
Hertz Corp., 7.375%, 2021 (n)	55,000	52,525
Navios Maritime Acquisition Corp., 8.625%, 2017	40,000	33,350
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	40,000	33,350
Navios Maritime Holdings, Inc., 8.875%, 2017	50,000	46,250
Swift Services Holdings, Inc., 10%, 2018	65,000	65,650

		$1,013,561

U.S. Government Agencies and Equivalents – 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$20,907

Utilities - Electric Power – 5.4%
AES Corp., 8%, 2017	$160,000	$168,000
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	376,621
Calpine Corp., 8%, 2016 (n)	105,000	111,038

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Calpine Corp., 7.875%, 2020 (n)	$125,000	$128,125
CMS Energy Corp., 4.25%, 2015	250,000	256,539
Covanta Holding Corp., 7.25%, 2020	70,000	71,287
Duke Energy Corp., 3.35%, 2015	380,000	401,582
Dynegy Holdings, Inc., 7.5%, 2015	35,000	23,450
Dynegy Holdings, Inc., 7.125%, 2018	195,000	113,100
Dynegy Holdings, Inc., 7.75%, 2019	140,000	85,400
Edison Mission Energy, 7%, 2017	125,000	87,500
EDP Finance B.V., 6%, 2018 (n)	380,000	318,651
Enel Finance International S.A., 5.7%, 2013 (n)	300,000	309,692
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	271,872
Energy Future Holdings Corp., 10%, 2020	120,000	120,465
Energy Future Holdings Corp., 10%, 2020	270,000	272,395
Exelon Generation Co. LLC, 5.2%, 2019	150,000	162,628
FirstEnergy Corp., 6.45%, 2011	22,000	22,220
GenOn Energy, Inc., 9.875%, 2020	155,000	155,775
Georgia Power Co., 6%, 2013	150,000	165,606
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	442,165
NRG Energy, Inc., 7.375%, 2017	60,000	61,800
NRG Energy, Inc., 8.25%, 2020	310,000	313,100
Oncor Electric Delivery Co., 5.95%, 2013	430,000	468,669
PPL WEM Holdings PLC, 3.9%, 2016 (n)	370,000	388,073
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	45,000	38,025

		$5,333,778

Total Bonds		$103,588,007

Floating Rate Loans (g)(r) – 0.2%
Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.71%, 2014	$39,585	$36,616
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	31,358	30,946

		$67,562

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$3,909	$3,890

Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$43,780	$40,314

Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014	$65,595	$62,414

Total Floating Rate Loans		$174,180

Common Stocks – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	2,303	$19,414

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	14	$37,800

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	2,541	$33,363

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	72	$4,032

Total Common Stocks		$94,609

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer			Shares/Par	Value ($)
Convertible Preferred Stocks – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%			2,370	$94,492

Insurance – 0.1%
MetLife, Inc., 5%			1,260	$82,467

Total Convertible Preferred Stocks				$176,959

Preferred Stocks – 0.2%
Other Banks & Diversified Financials – 0.2%
Ally Financial, Inc., 7% (n)			50	$38,045
Ally Financial, Inc., “A”, 8.5%			6,626	136,628
GMAC Capital Trust I, 8.125%			3,075	65,651

Total Preferred Stocks				$240,324

	Strike Price	First Exercise
Warrants – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	30	$81,000

Money Market Funds (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value			1,747,139	$1,747,139

Total Investments				$106,102,218

Other Assets, Less Liabilities – (7.1)%				(7,008,084)

Net Assets – 100.0%				$99,094,134

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,054,668, representing 26.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11 - 8/15/11	$83,269	$70,038
Academy Ltd., 9.25%, 2019	8/29/11	18,950	19,100
American Media, Inc., 13.5%, 2018	12/22/10	10,067	9,297
Anthracite Ltd., “A”, CDO, FRN, 0.575%, 2019	1/28/10	117,100	133,899
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11 - 6/06/11	75,300	69,750
CDW LLC, 8.5%, 2019	8/05/11 - 8/11/11	83,378	83,475
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	298,107	286,401
CommScope, Inc., 8.25%, 2019	7/20/11 - 7/21/11	47,369	44,550
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018	1/21/10	195,844	215,086
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/15/11	70,754	66,675

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
LBI Media, Inc., 8.5%, 2017	7/18/07	$59,317	$42,750
Lawson Software, Inc., 11.5%, 2018	8/17/11	100,287	96,075
Level 3 Financing, Inc., 9.375%, 2019	8/31/11	20,050	19,600
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 2/16/11	146,899	135,393
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	40,871	33,350
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	35,537	35,088
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11 - 7/11/11	66,333	64,350
USI Holdings Corp., 9.75%, 2015	4/26/07 - 5/03/07	75,442	70,875
Univision Communications, Inc., 8.5%, 2021	7/26/11	25,031	21,375
Ziggo Bond Co. B.V., 8%, 2018	7/21/11	74,918	70,389
iGate Corp., 9%, 2016	8/17/11	67,387	66,150

Total Restricted Securities			$1,653,666
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$398,652	$160,877	$33,363	$592,892
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,907	—	20,907
Non-U.S. Sovereign Debt	—	18,920,877	—	18,920,877
Corporate Bonds	—	59,009,027	—	59,009,027
Residential Mortgage-Backed Securities	—	2,842,274	—	2,842,274
Asset-Backed Securities (including CDOs)	—	916,080	—	916,080
Foreign Bonds	—	21,878,842	—	21,878,842
Floating Rate Loans	—	174,180	—	174,180
Mutual Funds	1,747,139	—	—	1,747,139

Total Investments	$2,145,791	$103,923,064	$33,363	$106,102,218

Other Financial Instruments
Swaps	$—	$8,382	$—	$8,382
Forward Foreign Currency Exchange Contracts	—	(27,062)	—	(27,062)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/10	$—
Transfers into level 3	33,363

Balance as of 8/31/11	$33,363

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$102,479,034

Gross unrealized appreciation	$6,275,676
Gross unrealized depreciation	(2,652,492)

Net unrealized appreciation (depreciation)	$3,623,184

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Derivative Contracts at 8/31/11

Forward Foreign Currency Exchange Contracts at 8/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	UBS AG	541,015	10/12/11	$562,544	$551,926	$10,618
BUY	CNY	Deutsche Bank AG	3,258,000	11/16/11	507,200	511,939	4,739
SELL	EUR	Barclays Bank PLC	52,914	10/12/11	76,039	75,974	65
BUY	IDR	JPMorgan Chase Bank N.A.	1,361,663,000	10/21/11	158,407	158,880	473
BUY	SEK	Deutsche Bank AG	14,605	10/12/11	2,297	2,298	1

							$15,896

Liability Derivatives
BUY	EUR	Barclays Bank PLC	80,217	10/12/11	$115,295	$115,175	$(120)
SELL	EUR	UBS AG	1,805,225	10/12/11	2,583,132	2,591,925	(8,793)
SELL	GBP	Barclays Bank PLC	321,414	10/12/11	512,893	521,519	(8,626)
SELL	GBP	Deutsche Bank AG	321,414	10/12/11	512,893	521,519	(8,626)
SELL	JPY	JPMorgan Chase Bank N.A.	22,424,584	10/12/11	276,165	292,958	(16,793)

							$(42,958)

Swap Agreements at 8/31/11

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	460,000	(a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$8,382

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $650.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,790,309	20,139,582	(21,182,752)	1,747,139

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,437	$1,747,139

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2011, are as follows:

United States	58.3%
United Kingdom	5.9%
Japan	4.0%
Canada	3.7%
Netherlands	3.3%
Italy	3.1%
France	2.6%
Spain	2.6%
Germany	1.8%
Other Countries	14.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.